Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2011-3 Owner Trust

Collection Period: April 1, 2012 through April 30, 2012

Determination Date: 05/16/2012

Payment Date: 05/21/2012

	September 30,
I. ORIGINAL DEAL PARAMETER INPUTS
(A) Total Portfolio Balance	$1,521,949,072.90
(B) Total Securities Balance	$1,521,949,072.90
(C) Class A-1 Notes
(i) Class A-1 Notes Balance	$418,000,000.00
(ii) Class A-1 Notes Percentage	27.46%
(iii) Class A-1 Notes Rate	0.39833%
(iv) Class A-1 Notes Accrual Basis	Actual/360
(D) Class A-2 Notes
(i) Class A-2 Notes Balance	$492,000,000.00
(ii) Class A-2 Notes Percentage	32.33%
(iii) Class A-2 Notes Rate	0.670%
(iv) Class A-2 Notes Accrual Basis	30/360
(E) Class A-3 Notes
(i) Class A-3 Notes Balance	$435,000,000.00
(ii) Class A-3 Notes Percentage	28.58%
(iii) Class A-3 Notes Rate	0.880%
(iv) Class A-3 Notes Accrual Basis	30/360
(F) Class A-4 Notes
(i) Class A-4 Notes Balance	$138,900,000.00
(ii) Class A-4 Notes Percentage	9.13%
(iii) Class A-4 Notes Rate	1.170%
(iv) Class A-4 Notes Accrual Basis	30/360
(G) Certificates
(i) Certificates Balance	$38,049,072.90
(ii) Certificates Percentage	2.50%
(iii) Certificates Rate	0.00%
(iv) Certificates Accrual Basis	30/360

(H) Servicing Fee Rate	1.00%
(I) Portfolio Summary
(i) Weighted Average Coupon (WAC)	3.24%
(ii) Weighted Average Original Maturity (WAOM)	59.55	months
(iii) Weighted Average Remaining Maturity (WAM)	45.17	months
(iv) Number of Receivables	99,154
(J) Reserve Account
(i) Reserve Account Initial Deposit Percentage	0.25%
(ii) Reserve Account Initial Deposit	$3,804,872.68
(iii) Specified Reserve Account Percentage	0.25%
(v) Specified Reserve Account Balance	$3,804,872.68
(K) Yield Supplement Account Deposit	$64,693,512.25

II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
(A) Total Portfolio Balance	$1,207,586,385.44
(B) Total Securities Balance	$1,207,586,385.44
(C) Cumulative Note and Certificate Pool Factor	0.7934473
(D) Class A-1 Notes
(i) Class A-1 Notes Balance	$103,637,312.54
(ii) Class A-1 Notes Pool Factor	0.2479362
(iii) Class A-1 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-1 Notes Principal Carryover Shortfall	$0.00
(E) Class A-2 Notes
(i) Class A-2 Notes Balance	$492,000,000.00
(ii) Class A-2 Notes Pool Factor	1.0000000
(iii) Class A-2 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-2 Notes Principal Carryover Shortfall	$0.00
(F) Class A-3 Notes
(i) Class A-3 Notes Balance	$435,000,000.00
(ii) Class A-3 Notes Pool Factor	1.0000000
(iii) Class A-3 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-3 Notes Principal Carryover Shortfall	$0.00
(G) Class A-4 Notes
(i) Class A-4 Notes Balance	$138,900,000.00
(ii) Class A-4 Notes Pool Factor	1.0000000
(iii) Class A-4 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-4 Notes Principal Carryover Shortfall	$0.00
(H) Certificates
(i) Certificates Balance	$38,049,072.90
(ii) Certificates Pool Factor	1.0000000
(iii) Certificates Interest Carryover Shortfall	$0.00
(iv) Certificates Principal Carryover Shortfall	$0.00
(I) Servicing Fee
(i) Servicing Fee Shortfall	$0.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2011-3 Owner Trust

Collection Period: April 1, 2012 through April 30, 2012

Determination Date: 05/16/2012

Payment Date: 05/21/2012

	September 30,		September 30,
(J) End of Prior Month Account Balances
(i) Reserve Account			$3,804,872.68
(ii) Yield Supplement Account			$46,671,985.60
(iii) Advances Outstanding			$249,238.90
(K) Portfolio Summary as of End of Prior Month
(i) Weighted Average Coupon (WAC)			3.16%
(ii) Weighted Average Remaining Maturity (WAM)			40.23	months
(iii) Number of Receivables			91,197
(L) Note and Certificate Percentages
(i) Note Percentage			100.00%
(ii) Certificate Percentage			0.00%

III. MONTHLY INPUTS FROM THE MAINFRAME
(A) Simple Interest Receivables Principal
(i) Principal Collections			$34,358,092.04
(ii) Prepayments in Full			$16,633,740.64
(iii) Repurchased Receivables Related to Principal			$0.00
(B) Simple Interest Receivables Interest
(i) Simple Interest Collections			$3,124,942.30
(ii) Repurchased Receivables Related to Interest			$0.00
(C) Interest Advance for simple Interest - Net *			$57,485.84
(D) Portfolio Summary as of End of Month
(i) Weighted Average Coupon (WAC)			3.14%
(ii) Weighted Average Remaining Maturity (WAM)			39.45	months
(iii) Remaining Number of Receivables			89,208

* Advances are reimbursed:

(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and

(ii)    to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances) and principal (with respect to principal advances) amounts available on each payment date

IV. INPUTS DERIVED FROM OTHER SOURCES
(A) Collection Account Investment Income			$0.00
(B) Reserve Account Investment Income			$413.81
(C) Yield Supplement Account Investment Income			$5,284.24
(D) Trust Fees Expense			$0.00
(E) Aggregate Net Losses for Collection Period			$188,083.78
(F) Liquidated Receivables Information
(i) Gross Principal Balance on Liquidated Receivables			498,418.70
(ii) Liquidation Proceeds			273,231.38
(iii) Recoveries from Prior Month Charge Offs			37,103.54
(G) Days in Accrual Period			28
(H) Deal age			7

MONTHLY COLLECTIONS

V. INTEREST COLLECTIONS
(A) Total Interest Collections			$3,182,428.14

VI. PRINCIPAL COLLECTIONS
(A) Principal Payments Received			$50,991,832.68
(B) Liquidation Proceeds			273,231.38
(C) Repurchased Loan Proceeds Related to Principal			0.00
(D) Recoveries from Prior Month Charge Offs			37,103.54

(E) Total Principal Collections			$51,302,167.60

VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS			$54,484,595.74

VIII. YIELD SUPPLEMENT DEPOSIT			$2,661,788.94

IX. TOTAL AVAILABLE AMOUNT			$57,146,384.68

MONTHLY DISTRIBUTIONS

X. FEE DISTRIBUTIONS
(A) Servicing Fee
(i) Servicing Fee Due			$1,006,321.99
(ii) Servicing Fee Paid	($0.66 per $1,000 original principal amount	)	1,006,321.99

(iii) Servicing Fee Shortfall			$0.00
(B) Reserve Account Investment Income			$413.81
(C) Yield Supplement Account Investment Income			$0.00
(D) Trust Fees Expense			$0.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2011-3 Owner Trust

Collection Period: April 1, 2012 through April 30, 2012

Determination Date: 05/16/2012

Payment Date: 05/21/2012

September 30,
XI. DISTRIBUTIONS TO NOTEHOLDERS
(A) Interest
(i) Class A-1 Notes
(a) Class A-1 Notes Interest Due	$32,108.11
(b) Class A-1 Notes Interest Paid	32,108.11

(c) Class A-1 Notes Interest Shortfall	$0.00
(ii) Class A-2 Notes
(a) Class A-2 Notes Interest Due	$274,700.00
(b) Class A-2 Notes Interest Paid	274,700.00

(c) Class A-2 Notes Interest Shortfall	$0.00
(iii) Class A-3 Notes
(a) Class A-3 Notes Interest Due	$319,000.00
(b) Class A-3 Notes Interest Paid	319,000.00

(c) Class A-3 Notes Interest Shortfall	$0.00
(iv) Class A-4 Notes
(a) Class A-4 Notes Interest Due	$135,427.50
(b) Class A-4 Notes Interest Paid	135,427.50

(c) Class A-4 Notes Interest Shortfall	$0.00
(v) Total Note Interest
(a) Total Note Interest Due	$761,235.61
(b) Total Note Interest Paid	761,235.61

(c) Total Note Interest Shortfall	$0.00
(d) Reserve Account Withdrawal for Note Interest	$0.00
Amount available for distributions after Fees & Interest	$55,378,827.08
(B) Principal
(i) Noteholders’ Principal Distribution Amounts	$51,490,251.38
(ii) Class A-1 Notes Principal
(a) Class A-1 Notes Principal Due	$51,490,251.38
(b) Class A-1 Notes Principal Paid	51,490,251.38

(c) Class A-1 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iii) Class A-2 Notes Principal
(a) Class A-2 Notes Principal Due	$0.00
(b) Class A-2 Notes Principal Paid	0.00

(c) Class A-2 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iv) Class A-3 Notes Principal
(a) Class A-3 Notes Principal Due	$0.00
(b) Class A-3 Notes Principal Paid	0.00

(c) Class A-3 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(v) Class A-4 Notes Principal
(a) Class A-4 Notes Principal Due	$0.00
(b) Class A-4 Notes Principal Paid	0.00

(c) Class A-4 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(vi) Total Notes Principal
(a) Total Notes Principal Due	$51,490,251.38
(b) Total Notes Principal Paid	51,490,251.38

(c) Total Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00

Amount available for distributions to the Certificates and Reserve Fund	$3,888,575.70

XII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
(A) Interest
(i) Certificates Monthly Interest Due	$0.00
(ii) Certificate Interest Shortfall Beginning Balance	$0.00

(iii) Total Certificates Interest Due	$0.00
(iv) Certificate Monthly Interest Paid	0.00

(v) Certificate Interest Shortfall Ending Balance	$0.00
(B) Principal
(i) Certificates Monthly Principal Due	$0.00
(ii) Certificate Principal Shortfall Beginning Balance	$0.00

(iii) Total Certificates Principal Due	$0.00
(iv) Certificate Monthly Principal Paid	0.00

(v) Certificate Principal Shortfall Ending Balance	$0.00

XIII. RESERVE FUND DEPOSIT
Amount available for deposit into reserve account	$3,888,575.70
Amount Deposited into Reserve Account	0.00
Excess Amount Released from Reserve Account	0.00

Excess Funds Released to Seller	3,888,575.70

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2011-3 Owner Trust

Collection Period: April 1, 2012 through April 30, 2012

Determination Date: 05/16/2012

Payment Date: 05/21/2012

	September 30,	September 30,		September 30,

DISTRIBUTIONS SUMMARY

(A) Total Collections				$57,146,384.68
(B) Service Fee				$1,006,321.99
(C) Trustee Fees				$0.00
(D) Class A1 Amount				$51,522,359.49
(E) Class A2 Amount				$274,700.00
(F) Class A3 Amount				$319,000.00
(G) Class A4 Amount				$135,427.50
(H) Certificateholders				$0.00
(I) Amount Deposited into Reserve Account				$0.00
(J) Release to seller				$3,888,575.70
(K) Total amount distributed				$57,146,384.68
(L) Amount of Draw from Reserve Account				$0.00
(M) Excess Amount Released from Reserve Account				$0.00

DISTRIBUTION TO SECURITYHOLDERS

Note Interest Distribution Amount				761,235.61
Class A-1 Notes:	($ 0.08 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.56 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.73 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.98 per $1,000 original principal amount)

Note Principal Distribution Amount				51,490,251.38
Class A-1 Notes:	($ 123.18 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Note Interest Carryover Shortfall				0.00
Change from immediately preceding Payment Date				0.00
Class A-1 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Note Principal Carryover Shortfall				0.00
Change from immediately preceding Payment Date				0.00
Class A-1 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Certificate Interest Distribution Amount				0.00
	($ 0.00 per $1,000 original principal amount)

Certificate Principal Distribution Amount				0.00
	($ 0.00 per $1,000 original principal amount)

Certificate Interest Carryover Shortfall				0.00
Change from immediately preceding Payment Date				0.00
	($ 0.00 per $1,000 original principal amount)
Certificate Principal Carryover Shortfall				0.00
Change from immediately preceding Payment Date				0.00
	($ 0.00 per $1,000 original principal amount)

PORTFOLIO AND SECURITY SUMMARY

		Beginning		End
		of Period		of Period
XIV. POOL BALANCES AND PORTFOLIO INFORMATION
(A) Balances and Principal Factors
(i) Aggregate Balance of Notes		$1,169,537,312.54		$1,118,047,061.16
(ii) Note Pool Factor		0.7881510		0.7534518
(iii) Class A-1 Notes Balance		103,637,312.54		52,147,061.16
(iv) Class A-1 Notes Pool Factor		0.2479362		0.1247537
(v) Class A-2 Notes Balance		492,000,000.00		492,000,000.00
(vi) Class A-2 Notes Pool Factor		1.0000000		1.0000000
(vii) Class A-3 Notes Balance		435,000,000.00		435,000,000.00
(viii) Class A-3 Notes Pool Factor		1.0000000		1.0000000
(ix) Class A-4 Notes Balance		138,900,000.00		138,900,000.00
(x) Class A-4 Notes Pool Factor		1.0000000		1.0000000
(xi) Certificates Balance		38,049,072.90		38,049,072.90
(xii) Certificates Pool Factor		1.0000000		1.0000000
(xiii) Total Principal Balance of Notes and Certificates		1,207,586,385.44		1,156,096,134.06
(B) Portfolio Information
(i) Weighted Average Coupon (WAC)		3.16%		3.14%
(ii) Weighted Average Remaining Maturity (WAM)		40.23	months	39.45	months
(iii) Remaining Number of Receivables		91,197		89,208
(iv) Portfolio Receivable Balance		$1,207,586,385.44		$1,156,096,134.06
(C) Outstanding Advance Amount		$249,238.90		$306,724.74

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2011-3 Owner Trust

Collection Period: April 1, 2012 through April 30, 2012

Determination Date: 05/16/2012

Payment Date: 05/21/2012

	September 30,	September 30,	September 30,	September 30,	September 30,

SUMMARY OF ACCOUNTS

XV. RECONCILIATION OF RESERVE ACCOUNT
(A) Beginning Reserve Account Balance					$3,804,872.68
(B) Draws					0.00
(i) Draw for Servicing Fee					0.00
(ii) Draw for Interest					0.00
(iii) Draw for Realized Losses					0.00
(C) Excess Interest Deposited into the Reserve Account					0.00
(E) Reserve Account Balance Prior to Release					3,804,872.68
(F) Reserve Account Required Amount					3,804,872.68
(G) Final Reserve Account Required Amount					3,804,872.68
(H) Excess Reserve Account Amount					0.00
(I) Release of Reserve Account Balance to Seller					0.00

(J) Ending Reserve Account Balance					3,804,872.68

XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
(A) Beginning Yield Supplement Account Balance					46,671,985.60
(B) Investment Earnings					5,284.24
(C) Investment Earnings Withdraw					0.00
(D) Additional Yield Supplement Amounts					0.00
(E) Yield Supplement Deposit Amount					2,661,788.94
(F) Release of Yield Supplement Account Balance to Seller					0.00

(G) Ending Yield Supplement Account Balance					44,015,480.90

XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
(A) Liquidated Contracts
(i) Liquidation Proceeds					$273,231.38
(ii) Recoveries on Previously Liquidated Contracts					37,103.54
(B) Aggregate Net Losses for Collection Period					188,083.78
(C) Net Loss Rate for Collection Period (annualized)					0.19%
(D) Cumulative Net Losses for all Periods					1,056,752.12

	# Units		Dollar Amount
(E) Delinquent Receivables
(i) 31-60 Days Delinquent	1,561	1.75%	$21,531,233.19	1.86%
(ii) 61-90 Days Delinquent	202	0.23%	$2,655,487.26	0.23%
(ii) 91 Days or More Delinquent	26	0.03%	$393,281.14	0.03%

	# Units		Dollar Amount
XVIII. REPOSSESSION ACTIVITY
(A) Vehicles Repossessed During Collection Period	22	0.02%	$374,310.83	0.03%
(B) Total Accumulated Repossessed Vehicles in Inventory	34	0.04%	$648,539.03	0.06%

XIX. NET LOSS AND DELINQUENCY RATIOS
(A) Ratio of Net Losses to the Pool Balance as of Each Collection Period
(i) Second Preceding Collection Period					0.27%
(ii) Preceding Collection Period					0.21%
(iii) Current Collection Period					0.19%
(iv) Three Month Average (Avg(i,ii,iii))					0.22%
(B) Ratio of Balance of Contracts Delinquent 61 Days or More to the Outstanding Balance of Receivables
(i) Second Preceding Collection Period					0.23%
(ii) Preceding Collection Period					0.24%
(iii) Current Collection Period					0.29%

(iv) Three Month Average (Avg(i,ii,iii))					0.25%

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul Honda
Mr. Paul Honda
Vice President-Finance & Administration,
Assistant Secretary and Compliance Officer

5